SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 97.7%
	Automobiles & Components — 2.9%
	Automobiles — 2.9%
	Ferrari NV	53,852	$ 19,901,545
			19,901,545
	Banks — 4.1%
	Banks — 4.1%
	BNP Paribas SA	108,332	10,285,518
	ICICI Bank Ltd.	557,437	8,329,360
[a]	NU Holdings Ltd. Class A	584,370	9,782,354
			28,397,232
	Capital Goods — 7.9%
	Aerospace & Defense — 4.1%
	MTU Aero Engines AG	16,856	6,987,284
	Rolls-Royce Holdings plc	982,756	15,234,124
	Thales SA	22,807	6,159,280
	Trading Companies & Distributors — 3.8%
	AerCap Holdings NV	64,811	9,317,230
	Diploma plc	236,757	16,898,289
			54,596,207
	Commercial & Professional Services — 1.9%
	Professional Services — 1.9%
	Kanzhun Ltd. ADR	319,516	6,511,736
	Wolters Kluwer NV	64,063	6,650,839
			13,162,575
	Consumer Discretionary Distribution & Retail — 5.8%
	Broadline Retail — 5.8%
[a]	MercadoLibre, Inc.	10,935	22,025,933
[a]	Sea Ltd. ADR	141,593	18,063,019
			40,088,952
	Consumer Durables & Apparel — 1.3%
	Textiles, Apparel & Luxury Goods — 1.3%
	Brunello Cucinelli SpA	80,261	9,205,746
			9,205,746
	Consumer Services — 1.7%
	Hotels, Restaurants & Leisure — 1.7%
[a]	Flutter Entertainment plc	38,685	8,318,822
	Lottomatica Group SpA	130,400	3,417,420
			11,736,242
	Financial Services — 11.3%
	Capital Markets — 6.4%
	Deutsche Boerse AG	66,420	17,456,588
[a,b]	Fairfax India Holdings Corp.	299,961	5,186,326
	Hong Kong Exchanges & Clearing Ltd.	97,694	5,116,486
	Japan Exchange Group, Inc.	966,300	10,313,855
	Marex Group plc	155,735	5,973,995
	Financial Services — 4.9%
	Mastercard, Inc. Class A	57,017	32,549,865
[a]	Wise plc Class A,	146,037	1,753,939
			78,351,054
	Health Care Equipment & Services — 5.0%
	Health Care Equipment & Supplies — 4.8%
	Alcon AG	163,331	12,924,062
	Hoya Corp.	134,514	20,401,683
	Health Care Providers & Services — 0.2%
	Max Healthcare Institute Ltd.	145,538	1,692,287
			35,018,032

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Household & Personal Products — 1.5%
	Personal Care Products — 1.5%
	Beiersdorf AG	92,741	$ 10,184,554
			10,184,554
	Insurance — 1.5%
	Insurance — 1.5%
[a]	PB Fintech Ltd.	513,181	10,448,682
			10,448,682
	Materials — 3.0%
	Chemicals — 3.0%
	Air Liquide SA	109,144	20,555,914
			20,555,914
	Media & Entertainment — 11.2%
	Interactive Media & Services — 11.2%
[a,b]	SMG Swiss Marketplace Group AG	261,841	11,973,738
	Tencent Holdings Ltd.	664,683	51,157,711
	Vend Marketplaces ASA Class B	520,009	14,420,052
			77,551,501
	Pharmaceuticals, Biotechnology & Life Sciences — 9.0%
	Biotechnology — 0.5%
[a,b]	BioArctic AB Class B	99,342	3,332,705
	Life Sciences Tools & Services — 3.5%
[a]	ICON plc ADR	19,426	3,539,806
	Lonza Group AG	30,464	20,539,427
	Pharmaceuticals — 5.0%
	AstraZeneca plc	187,286	34,813,167
			62,225,105
	Semiconductors & Semiconductor Equipment — 18.9%
	Semiconductors & Semiconductor Equipment — 18.9%
[a]	Advanced Micro Devices, Inc.	72,422	15,509,895
	ASM International NV	20,339	12,371,878
	ASML Holding NV	19,609	21,233,199
	BE Semiconductor Industries NV	64,507	10,139,404
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,458,278	71,938,095
			131,192,471
	Software & Services — 5.1%
	Information Technology Services — 3.1%
	Nomura Research Institute Ltd.	302,600	11,515,325
[a]	Shopify, Inc. Class A	61,196	9,850,720
	Software — 2.0%
[a]	Cellebrite DI Ltd.	272,217	4,908,073
[a]	Monday.com Ltd.	23,247	3,430,327
[a]	Money Forward, Inc.	194,200	5,777,596
			35,482,041
	Technology Hardware & Equipment — 2.6%
	Communications Equipment — 1.7%
[a]	Arista Networks, Inc.	91,526	11,992,652
	Technology Hardware, Storage & Peripherals — 0.9%
	Samsung Electronics Co. Ltd.	72,800	6,101,724
			18,094,376
	Utilities — 3.0%
	Multi-Utilities — 3.0%
	E.ON SE	1,106,429	20,950,144
			20,950,144
	Total Common Stock (Cost $400,917,436)		677,142,373

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Short-Term Investments — 1.8%
[c]	Thornburg Capital Management Fund	1,247,615	$ 12,476,153
	Total Short-Term Investments (Cost $12,476,153)		12,476,153
	Total Investments — 99.5% (Cost $413,393,589)		$689,618,526
	Other Assets Less Liabilities — 0.5%		3,574,120
	Net Assets — 100.0%		$693,192,646

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $20,492,769, representing 2.96% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$5,584,294	$47,208,557	$(40,316,698)	$-	$-	$12,476,153	$76,566